Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
OPERATING ACTIVITIES
Funds flow from operations (note 31)	$ 2,249	$ 1,989
Net change in non-cash balances	(326)	(69)
Operating activities	1,923	1,920
INVESTING ACTIVITIES
Additions to property, plant and equipment (note 26)	(858)	(970)
Additions to equipment costs (net) (note 26)	(21)	(31)
Additions to other intangibles (note 26)	(138)	(150)
Net additions to investments and other assets	(1)	(5)
Proceeds on disposal of property, plant and equipment (notes 26 and 31)	21	2
Investing activities	(997)	(1,154)
FINANCING ACTIVITIES
Increase in short-term borrowings (note 10)	0	160
Issuance of long-term debt		1,300
Repayment of long-term debt	(1)	(2,068)
Debt arrangement costs		(14)
Payment of lease liabilities	(110)	(112)
Issue of Class B Shares	18	9
Purchase of Class B Shares (note 17)	(336)	(140)
Redemption of preferred shares	(300)
Dividends paid on Class A Shares and Class B Shares	(597)	(573)
Dividends paid on Series A Preferred Shares	(8)	(9)
Payment of distributions to non-controlling interests		(2)
Financing activities	(1,334)	(1,449)
(Decrease) increase in cash	(408)	(683)
Cash, beginning of year	763	1,446
Cash, end of year	$ 355	$ 763